Adoption of IFRS 16 - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 4,204
Lease liabilities		4,401
Increase to deficit	$ 4,632	$ 4,956	$ 4,937
Assets under finance leases			1,947
Finance lease liabilities			2,097
Leases committed not yet commenced	$ 27		$ 1,612
Weighted average incremental borrowing rate		3.49%
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 2,257
Lease liabilities		2,304
Increase to deficit		19
Lease renewal options reasonably certain to be exercised
Disclosure of quantitative information about right-of-use assets [line items]
Increase (decrease) between operating lease commitments and lease liabilities upon adoption of IFRS 16		1,122
Discounting applied to future lease payments
Disclosure of quantitative information about right-of-use assets [line items]
Increase (decrease) between operating lease commitments and lease liabilities upon adoption of IFRS 16		542
Non-monetary transactions
Disclosure of quantitative information about right-of-use assets [line items]
Increase (decrease) between operating lease commitments and lease liabilities upon adoption of IFRS 16		$ 112